Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings per share [abstract]
Summary of Calculation of Weighted Average Number of Shares and Basic and Diluted Earnings per Share
The following table presents the calculation of the weighted average number of shares and the basic and diluted earnings per share, determined and calculated based on the earnings attributable to the Group, as described in Note 3.4(ac):

	Outstanding shares	Shares considered in computation	Effective days in the year	Weighted average number of shares
	(in thousands)	(in thousands)		(in thousands)
Year 2017
Balance as of January 1, 2017	106,931	106,931	365	106,931
Purchase of treasury stock	(500)	(500)	213	(292)
Sale of treasury stock	1,251	1,251	28	97

Balance as of December 31, 2017	107,682	107,682		106,736

Net earnings attributable to IFS S/(000), modified, Note 3.2.1				1,027,379

Basic and diluted earnings per share attributable to IFS’s shareholders (Soles), modified, Note 3.2.1				9.625

Year 2018
Balance as of January 1, 2018	107,682	107,682	365	107,682
Sale of treasury stock	3,010	3,010	334	2,754

Balance as of December 31, 2018	110,692	110,692		110,436

Net earnings attributable to IFS S/(000)				1,084,280

Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				9.818

Year 2019
Balance as of January 1, 2019	110,692	110,692	365	110,692
Initial Public Offering, Notes 1(b) and 16:
Issuance of new shares	2,337	2,337	161	1,031
Sale of treasury stock	2,418	2,418	161	1,066
Sale of treasury stock	2	2	103	1
Purchase of treasury stock	(3)	(3)	216	(1)

Balance as of December 31, 2019	115,446	115,446		112,789

Net earnings attributable to IFS S/(000)				1,441,258

Basic and diluted earnings per share attributable to IFS’s shareholders (Soles)				12.778